Realized Fair Value Gain On Digital Asset Borrowings (Details) - Digital Assets [Member] - BITCOIN	Mar. 26, 2022	Feb. 08, 2022	Jun. 02, 2022
Realized Fair Value Gain on Digital Asset Borrowings [Line Items]
Borrowing of bitcoin	300	300
Bitcoin interest rate	1.00%	1.00%
Fair value gain on digital asset borrowings			300